CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets, Current [Abstract]
Cash and cash equivalents	$ 128,661	$ 222,123
Restricted cash and short-term deposits	75,106	111,545
Trade accounts receivable	18,563	25,470
Inventories	3,671	1,228
Other current assets	10,297	9,280
Amounts due from related parties	5,548	1,743
Total current assets	241,846	371,389
Assets, Noncurrent [Abstract]
Restricted cash	61,429	76,744
Investments in affiliates	312,601	508,805
Assets under development	693,004	434,248
Vessels and equipment, net	3,032,797	3,160,549
Other non-current assets	27,562	80,409
Total assets	4,369,239	4,632,144
Liabilities, Current [Abstract]
Current portion of long-term debt and short-term debt	(1,200,584)	(1,241,108)
Trade accounts payable	(15,739)	(13,930)
Accrued expenses	(86,063)	(81,040)
Other current liabilities	(97,449)	(96,081)
Amounts due to related parties	(7,117)	(11,790)
Total current liabilities	(1,406,952)	(1,443,949)
Liabilities, Noncurrent [Abstract]
Long-term debt	(1,344,281)	(1,294,719)
Other non-current liabilities	(133,017)	(142,650)
Total liabilities	(2,884,250)	(2,881,318)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest [Abstract]
Stockholders' equity	(1,203,507)	(1,498,261)
Non-controlling interests	(281,482)	(252,565)
Total liabilities and stockholders' equity	$ (4,369,239)	$ (4,632,144)